Principal Funds Inc | EDGE MidCap Fund
Principal Funds, Inc.

Supplement dated March 1, 2019
to the Statutory Prospectus dated December 31, 2018

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

EDGE MIDCAP FUND
Delete the Annual Fund Operating Expenses table and footnotes, and replace with the following:Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - EDGE MidCap Fund		EDGE MidCap Fund, Class A	EDGE MidCap Fund, Institutional Class	EDGE MidCap Fund, R-6
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.38%	0.39%	0.01%
Expenses (as a percentage of Assets)		1.38%	1.14%	0.76%
Fee Waiver or Reimbursement	[2],[3]	(0.28%)	(0.37%)	(0.10%)
Net Expenses (as a percentage of Assets)		1.10%	0.77%	0.66%
[1]	Based on estimated amounts for the current fiscal year (Class A).
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending December 30, 2020. The fee waiver will reduce the Fund's Management Fees by 0.10% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10% for Class A and 0.77% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2020; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Delete the Example table, and replace with the following:
Expense Example - Principal Funds Inc - EDGE MidCap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
EDGE MidCap Fund, Class A	656	937	1,238	2,093
EDGE MidCap Fund, Institutional Class	79	326	592	1,353
EDGE MidCap Fund, R-6	67	233	413	933

PURCHASE OF FUND SHARES
Under Procedures for Opening an Account - Institutional Class and Classes R-1, R-2, R-3, R-5, R-6 and S Shares, delete the first paragraph, and replace with the following:
Shares of the Funds are generally purchased through Financial Professionals. Class S shares are available only through certain wrap-fee programs, as discussed below. There are no sales charges on Institutional Class or Classes R-1, R-2, R-3, R-4, R-5, R-6, and S shares of the Fund.